UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  07/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

EAS Genesis Fund
PORTFOLIO OF INVESTMENTS
July 31, 2010 (Unaudited)
Shares		Value

	OPEN ENDED MUTUAL FUNDS - 81.1%
	ASSET ALLOCATION FUND - 13.6%
182,686	FPA Crescent Fund	$ 4,503,219
137,381	Greenspring Fund Incorporated	3,194,100
368,174	Leuthold Asset Allocation Fund	3,530,792
77,020	Permanent Portfolio	3,111,609
		14,339,720
	CURRENCY FUND - 3.5%
315,320	Merk Hard Currency Fund *	3,632,484

	EMERGING MARKET FUNDS - 7.5%
87,836	Matthews China Fund	2,350,482
188,827	Matthews India Fund	3,631,152
257,416	T Rowe Price Africa & Middle East Fund	1,850,824
		7,832,458
	HIGH YIELD BOND - 2.2%
331,630	Payden High Income Fund	2,351,259

	INTERNATIONAL FUND - 4.7%
370,568	Longleaf Partners International Fund *	4,921,142

	INTERNATIONAL REAL ESTATE FUND - 3.4%
223,354	EII International Property Fund	3,522,295

	INVERSE EQUITY FUND - 5.3%
442,601	Federated Prudent Bear Fund *	2,314,805
91,759	Rydex Series - Inverse S&P 500 Strategy Fund	3,258,346
		5,573,151
	LONG/SHORT EQUITY FUNDS - 10.6%
201,625	Diamond Hill Long-Short Fund	3,121,156
143,131	Gateway Fund	3,563,953
343,704	Hussman Strategic Growth Fund	4,495,649
		11,180,758
	MARKET NEUTRAL FUNDS - 6.4%
313,222	Calamos Market Neutral Income Fund	3,567,593
320,433	Gabelli ABC Fund *	3,114,605
		6,682,198
	MIDCAP FUND - 3.6%
89,097	FBR Focus Fund *	3,742,084

EAS Genesis Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)
Shares		Value

	SPECIALTY/SECTOR FUNDS - 9.1%
139,726	Burnham Financial Industries Fund *	$ 1,632,000
196,777	Prudential Jennison Health Sciences Fund *	4,037,872
307,717	Winslow Green Growth Fund *	3,920,317
		9,590,189
	VALUE FUNDS - 11.2%
141,443	Ariel Appreciation Fund	5,032,547
88,509	Fairholme Fund	2,879,188
159,308	The Osterweis Fund	3,896,664
		11,808,399

	TOTAL OPEN END MUTUAL FUNDS ( Cost - $80,694,460)	85,176,137

	EXCHANGE TRADED FUNDS - 13.4%
	COMMODITY FUNDS - 1.8%
134,000	iShares COMEX Gold Trust *	1,549,040
3,000	SPDR Gold Trust *	346,470
		1,895,510
	INVERSE EQUITY FUNDS - 10.2%
24,000	ProShares Short MSCI EAFE *	1,390,800
39,000	ProShares Short MSCI Emerging Markets *	1,418,040
61,000	ProShares Short Russell2000 *	2,441,220
107,500	ProShares Short S&P500 *	5,499,700
		10,749,760
	SPECIALTY FUND - 1.4%
44,000	iShares S&P Global Infrastructure Index Fund	1,427,800

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $14,718,944)	14,073,070

	SHORT-TERM INVESTMENTS - 5.6%
	MONEY MARKET FUND - 5.6%
5,936,268	Goldman Sachs Financial Square Funds - Government Fund	5,936,268
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $5,936,268)

	TOTAL INVESTMENTS - 100.1% ( Cost - $101,349,672)	$ 105,185,475
	OTHER LIABILITIES LESS ASSETS - (0.1) %	(88,882)
	NET ASSETS - 100.0%	$ 105,096,593

* Non-Income producing security.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 4,979,247
	Unrealized depreciation:	(1,143,444)
	Net unrealized appreciation:	$ 3,835,803

EAS Genesis Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and  liabilities  measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 85,176,137	$ -	-	$ 85,176,137
Exchange Traded Funds	14,073,070	-	-	14,073,070
Money Market Funds	5,936,268	-	-	5,936,268
Total	$105,185,475	$ -	$ -	$ 105,185,475
* The Fund did not hold any Level 3 securities during the period.
Refer to the Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

09/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

09/24/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

09/24/10